Business Combinations (Details) - Schedule of Purchase Consideration, the Net Assets Acquired and Goodwill - Acquisition of Subsidiaries [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchase consideration (refer to (b) below):
Cash paid
Ordinary shares issued	750,000
Total purchase considerations	750,000
The assets and liabilities recognized as a result of the acquisitions are as follows:
Cash	2,110
Other assets	2,710	41,542
Intangible assets		357,000
Equipment		67,014
Accounts payables		(727,247)
Other payables		(367)
Net identifiable liabilities acquired	4,820	(262,058)
Increase/(decrease) non-controlling interests	22,396	(296,240)
Increase in goodwill	722,784
Increase in other reserve		558,298
Net liabilities acquired	$ 750,000